Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2023 (unaudited)

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Communication Services (16.8%)
Alphabet, Inc. - Class A *	90,053	11,784
Alphabet, Inc. - Class C *	518,516	68,366
Meta Platforms, Inc. - Class A *	174,711	52,450
Netflix, Inc. *	36,572	13,810
Sea, Ltd., ADR *	55,676	2,447
T-Mobile US, Inc. *	75,696	10,601

Total		159,458

Consumer Discretionary (15.8%)
Amazon.com, Inc. *	607,583	77,236
Booking Holdings, Inc.*	3,176	9,795
Carvana Co. *	49,100	2,061
Chipotle Mexican Grill, Inc.*	5,092	9,328
DoorDash, Inc. *	31,001	2,464
Lululemon Athletica, Inc.*	13,465	5,192
NIKE, Inc. - Class B	32,018	3,061
Ross Stores, Inc.	55,594	6,279
Tesla, Inc. *	120,269	30,094
The TJX Cos., Inc.	56,483	5,020

Total		150,530

Consumer Staples (0.7%)
Dollar General Corp.	37,841	4,004
Mondelez International, Inc.	41,200	2,859

Total		6,863

Energy (0.4%)
Schlumberger, Ltd.	62,000	3,615

Total		3,615

Financials (10.9%)
Adyen NV *	196,321	1,453
Affirm Holdings, Inc. *	45,136	960
The Charles Schwab Corp.	66,333	3,642
Chubb, Ltd.	54,092	11,261
Fiserv, Inc. *	20,799	2,349
The Goldman Sachs Group, Inc.	8,554	2,768
Marsh & McLennan Cos., Inc.	39,086	7,438
Mastercard, Inc. - Class A	72,401	28,664
Morgan Stanley	59,165	4,832
MSCI, Inc.	2,549	1,308
S&P Global, Inc.	14,853	5,427
Visa, Inc. - Class A	147,236	33,866

Total		103,968

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Health Care (14.5%)
Align Technology, Inc. *	3,997	1,220
AstraZeneca PLC, ADR	41,203	2,790
Danaher Corp.	31,906	7,916
Elevance Health, Inc.	9,774	4,256
Eli Lilly & Co.	60,257	32,366
Humana, Inc.	15,796	7,685
Intuitive Surgical, Inc. *	53,137	15,531
Stryker Corp.	22,472	6,141
Teleflex, Inc.	6,727	1,321
Thermo Fisher Scientific, Inc.	26,333	13,329
UnitedHealth Group, Inc.	72,653	36,631
Veeva Systems, Inc. - Class A *	13,957	2,840
Zoetis, Inc.	34,933	6,078

Total		138,104

Industrials (1.6%)
Cintas Corp.	4,012	1,930
General Electric Co.	50,177	5,547
Old Dominion Freight Line, Inc.	11,308	4,626
TransDigm Group, Inc.*	3,214	2,710

Total		14,813

Information Technology (37.6%)
Advanced Micro Devices, Inc. *	56,444	5,804
Apple, Inc.	474,049	81,162
ASML Holding NV	18,401	10,832
Atlassian Corp. - Class A *	19,585	3,947
Bill.com Holdings, Inc. *	32,342	3,511
Confluent, Inc. - Class A *	46,611	1,380
CrowdStrike Holdings, Inc.*	11,103	1,858
Datadog, Inc. - Class A *	21,147	1,926
Fortinet, Inc. *	18,457	1,083
Intuit, Inc.	25,268	12,910
Lam Research Corp.	3,013	1,889
Marvell Technology, Inc.	48,463	2,623
Microsoft Corp.	290,699	91,788
MongoDB, Inc. *	16,589	5,738
Monolithic Power Systems, Inc.	11,719	5,414
NVIDIA Corp.	150,165	65,320
Roper Technologies, Inc.	16,393	7,939
ServiceNow, Inc. *	41,210	23,035
Shopify, Inc. *	99,202	5,413

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Snowflake, Inc. *	14,056	2,147
Synopsys, Inc. *	28,372	13,022
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	38,883	3,379
TE Connectivity, Ltd.	14,836	1,833
Texas Instruments, Inc.	22,027	3,503

Total		357,456

Materials (1.1%)
Linde PLC	14,038	5,227
The Sherwin-Williams Co.	18,711	4,772

Total		9,999

Utilities (0.5%)
Constellation Energy Corp.	43,800	4,778

Total		4,778

Total Common Stocks (Cost: $656,462)		949,584

Total Investments (99.9%) (Cost: $656,462)@		949,584

Other Assets, Less Liabilities (0.1%)		1,212

Net Assets (100.0%)		950,796

Growth Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $656,462 and the net unrealized appreciation of investments based on that cost was $293,122 which is comprised of $334,808 aggregate gross unrealized appreciation and $41,686 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2023.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:

Common Stocks	$949,584	$—	$—

Total Assets:	$949,584	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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